UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.6%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/42	A1	$1,000,000	$1,089,410

			1,089,410
Georgia (0.6%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/35	Aa3	1,000,000	1,136,030

			1,136,030
Guam (0.6%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	500,000	560,940

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	450,000	480,209

			1,041,149
Indiana (0.3%)

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (6/1/17) (Republic Svcs., Inc.), Ser. A, 1.20%, 5/1/34	A-2	625,000	625,000

			625,000
New Jersey (82.9%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	763,119

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,450,000	1,481,059

Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	Baa1	250,000	263,793

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5.50%, 10/1/30	Aa2	1,290,000	1,630,947
Ser. 06, AMBAC, 5.25%, 12/15/20	Aa2	1,000,000	1,135,820
AMBAC, 5.00%, 12/15/23	Aa2	1,995,000	2,059,319
AMBAC, U.S. Govt. Coll., 5.00%, 12/15/23 (Prerefunded 12/15/17)	Aa2	5,000	5,164

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5.00%, 3/1/19	AA+	1,500,000	1,614,165

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5.75%, 11/1/28	AA	2,000,000	2,346,240
Ser. B, AGM, zero %, 11/1/24	AA	6,000,000	4,704,600

Gloucester Cnty., Impt. Auth. Rev. Bonds
5.00%, 4/1/28 (Prerefunded 4/1/18)	Aa2	2,310,000	2,413,118
5.00%, 4/1/23 (Prerefunded 4/1/18)	Aa2	500,000	522,320

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5.375%, 10/1/21	AA	1,720,000	1,992,293

Millburn Twp., Board of Ed. G.O. Bonds, 5.35%, 7/15/17	Aaa	1,150,000	1,169,148

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A1	1,250,000	1,408,925

NJ State Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB/F	750,000	766,523
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,125,710
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	800,000	825,880
(MSU Student Hsg.), 5.875%, 6/1/42	Baa3	1,550,000	1,663,848
(Lions Gate), 5.25%, 1/1/44	BB-/P	200,000	205,056
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33	A3	1,000,000	1,054,460
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33 (Prerefunded 6/15/19)	A3	105,000	114,897
(School Fac. Construction), Ser. AA, U.S. Govt. Coll., 5.25%, 12/15/33 (Prerefunded 6/15/19)	AAA/P	395,000	431,763
Ser. WW, 5.25%, 6/15/32	A3	1,000,000	1,066,990
(Continental Airlines, Inc.), 5.25%, 9/15/29	Ba3	300,000	319,818
(Provient Group-Kean Properties), Ser. A, 5.00%, 7/1/37	BBB-	250,000	263,073
Ser. AAA, 5.00%, 6/15/36	A3	550,000	552,921
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	Baa3	750,000	789,855
(School Fac. Construction), Ser. Y, 5.00%, 9/1/33 (Prerefunded 9/1/18)	A3	500,000	529,980
(School Fac.), Ser. U, AGM, 5.00%, 9/1/32 (Prerefunded 9/1/17)	AA	1,000,000	1,021,090
(Seeing Eye, Inc.), 5.00%, 6/1/32	A	2,015,000	2,252,669
(NYNJ Link Borrower, LLC), AGM, 5.00%, 1/1/31	AA	1,150,000	1,277,501
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A3	1,000,000	1,023,990
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	524,335
(Motor Vehicle), Ser. A, NATL, 5.00%, 7/1/27	AA-	1,000,000	1,011,190
Ser. B, 5.00%, 11/1/26	A3	3,000,000	3,149,880
5.00%, 6/15/26	Baa1	2,000,000	2,094,280
(School Fac. Construction), Ser. NN, 5.00%, 3/1/25	A3	3,000,000	3,153,600
(Middlesex Wtr. Co., Inc.), Ser. A, 5.00%, 10/1/23	A+	1,500,000	1,736,970

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa3	1,000,000	1,034,380

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,500,000	3,776,010
Ser. B, 5.60%, 11/1/34	A1	500,000	535,940
Ser. D, 4.875%, 11/1/29	A1	700,000	745,661

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, U.S. Govt. Coll., 7.50%, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	569,415
(Kean U.), Ser. A, 5.50%, 9/1/36	A2	1,635,000	1,745,935
(Georgian Court U.), Ser. D, 5.25%, 7/1/27	Baa3	1,000,000	1,008,440
(Ramapo College of NJ), Ser. B, 5.00%, 7/1/37	A2	820,000	896,358
(Rider U.), Ser. A, 5.00%, 7/1/37	Baa2	500,000	522,085
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A1	500,000	562,615
(The College of NJ (The)), Ser. G, 5.00%, 7/1/30	A2	1,000,000	1,140,840
(College of NJ (The)), Ser. F, 5.00%, 7/1/29	A2	500,000	570,765
(NJ City U.), Ser. E, AGC, 5.00%, 7/1/28 (Prerefunded 7/1/18)	A3	1,000,000	1,053,710
(William Paterson U.), AGC, 5.00%, 7/1/28	AA	150,000	155,984
(Georgian Court U.), Ser. D, 5.00%, 7/1/27	Baa3	1,000,000	1,007,630
(College of NJ (The)), Ser. D, AGM, 5.00%, 7/1/26 (Prerefunded 7/1/18)	AA	375,000	395,141
(College of NJ (The)), Ser. D, AGM, U.S. Govt. Coll., 5.00%, 7/1/26 (Prerefunded 7/1/18)	AA	625,000	658,569
(College of NJ (The)), Ser. D, AGM, 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	560,000	590,078
(College of NJ (The)), Ser. D, AGM, U.S. Govt. Coll., 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	940,000	990,487
(Kean U.), Ser. A, 5.00%, 9/1/24	A2	1,500,000	1,604,415
(William Paterson U.), Ser. E, BAM, 5.00%, 7/1/23	AA	1,000,000	1,131,680
(Montclair State U.), Ser. D, 5.00%, 7/1/22	A1	1,000,000	1,155,250

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5.625%, 6/1/30	AA	1,750,000	1,881,688
Ser. 2, 5.00%, 12/1/26	Aa3	370,000	395,060
Ser. 1A, 5.00%, 12/1/22	Aa2	2,500,000	2,782,850
Ser. A, 5.00%, 6/1/18	AA	2,000,000	2,091,260

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6.75%, 7/1/19 (Escrowed to maturity)	AA	3,190,000	3,413,364
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	1,000,000	1,074,410
(AHS Hosp. Corp.), 6.00%, 7/1/41 (Prerefunded 7/1/21)	AA-	2,500,000	2,973,100
(Chilton Memorial Hosp.), U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	2,000,000	2,209,220
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,552,230
(Barnabas Hlth.), Ser. A, 5.625%, 7/1/32 (Prerefunded 7/1/21)	A1	2,000,000	2,347,160
(Hackensack U. Med. Ctr.), AGC, 5.25%, 1/1/31	AA	1,000,000	1,029,790
(Hackensack U. Med. Ctr.), 5.125%, 1/1/21	A+	1,105,000	1,135,951
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	530,725
(Hunterdon Med. Ctr.), 5.00%, 7/1/45	A-	1,000,000	1,086,740
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/44	A1	1,000,000	1,078,060
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	A1	2,000,000	2,177,080
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,101,867
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	Baa2	1,000,000	1,086,090
(Robert Wood Johnson U. Hosp.), Ser. A, 5.00%, 7/1/39	A1	1,000,000	1,100,920
(Hackensack U. Med. Ctr.), 5.00%, 1/1/34	A+	750,000	794,108
(St. Lukes Warren Hosp.), 5.00%, 8/15/31	A3	1,000,000	1,091,950
(Hosp. Asset Transformation Program), Ser. A, 5.00%, 10/1/28	A3	775,000	800,273
(Hosp. Asset Transformation Program), Ser. A, U.S. Govt. Coll., 5.00%, 10/1/28 (Prerefunded 10/1/18)	AAA/P	225,000	239,382
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	AA-	25,000	26,038
(AHS Hosp. Corp.), Ser. A, U.S. Govt. Coll., 5.00%, 7/1/27 Prerefunded 7/1/18 (Prerefunded 7/1/18)	AAA/P	475,000	499,862
(Holy Name Med. Ctr.), 5.00%, 7/1/25	Baa2	1,000,000	1,077,990
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	A1	500,000	482,590
(AHS Hosp. Corp.), 4.00%, 7/1/41	AA-	1,000,000	1,002,380

NJ State Hlth. Care Fac. Fin. Auth. VRDN
(Compensation Program), Ser. A-4, 0.62%, 7/1/27	VMIG1	1,070,000	1,070,000
(Virtua Hlth.), Ser. C, 0.34%, 7/1/43	A-1	2,665,000	2,665,000

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6.375%, 10/1/28	AA	100,000	100,596
Ser. A, 4.20%, 11/1/32	AA-	945,000	977,508

NJ State Tpk. Auth. Rev. Bonds
Ser. E, 5.25%, 1/1/40	A+	2,000,000	2,121,240
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,124,340
Ser. E, 5.00%, 1/1/34	A+	1,250,000	1,402,813
Ser. A, 5.00%, 1/1/33	A+	1,000,000	1,117,400
Ser. F, 5.00%, 1/1/26	A+	565,000	646,744
Ser. A, 5.00%, 1/1/24	A+	1,000,000	1,145,430

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5.875%, 12/15/38	A3	1,350,000	1,433,309
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A3	2,000,000	2,049,780
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	A3	1,000,000	1,017,160
(Trans. Syst.), Ser. D, 5.25%, 12/15/23	A3	2,000,000	2,180,600
(Trans. Syst.), Ser. A, 5.25%, 12/15/22	A3	1,000,000	1,092,490
(Trans. Syst.), Ser. A, AGM, AMBAC, 5.00%, 12/15/32	AA	2,500,000	2,551,625
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	749,063
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,029,926
(Trans. Syst.), Ser. A, AMBAC, 5.00%, 12/15/27	A3	1,000,000	1,019,390
(Trans. Syst.), Ser. A, zero %, 12/15/33	A3	5,000,000	2,074,800
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A3	2,400,000	1,741,944

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	704,636
zero %, 12/15/26	Aa3	1,000,000	730,900

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	2,000,000	2,197,780

Rutgers State U. Rev. Bonds
Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,145,330
Ser. F, 5.00%, 5/1/30 (Prerefunded 5/1/19)	Aa3	1,000,000	1,085,290

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5.00%, 12/1/23	Baa3	350,000	376,488

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. S-1
5.00%, 1/1/39	A3	250,000	244,460
5.00%, 1/1/35	A3	500,000	493,005

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	942,450

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B3	1,250,000	1,202,350
Ser. 1A, 4.75%, 6/1/34	B3	500,000	478,940
zero %, 6/1/41	A-	4,000,000	1,069,440

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,500,000	1,622,610

			151,984,672
New York (8.6%)

Metro. Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 11/15/37	AA-	1,500,000	1,696,815
Ser. C-1, 5.00%, 11/15/36	AA-	1,000,000	1,128,570

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	2,000,000	2,151,320

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. E-1, 5.00%, 2/1/31	AAA	1,000,000	1,162,990

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	280,000	287,843
Ser. 93rd, 6.125%, 6/1/94	Aa3	5,000,000	6,003,100
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,122,240
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,132,980

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,126,800

			15,812,658
Ohio (0.6%)

American Muni. Pwr., Inc. Rev. Bonds (Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/38	A2	1,020,000	1,128,416

			1,128,416
Oklahoma (0.5%)

OK State Tpk. Auth. VRDN, Ser. F, 0.56%, 1/1/28	VMIG1	925,000	925,000

			925,000
Pennsylvania (1.1%)

Allegheny Cnty., G.O. Bonds, Ser. C76, 5.00%, 11/1/41	AA-	950,000	1,059,317

Delaware River Port Auth. PA & NJ Rev. Bonds, 5.00%, 1/1/28	A	750,000	855,870

			1,915,187
Puerto Rico (0.6%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	AA-	1,000,000	1,076,930

			1,076,930
Texas (1.9%)

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,000,000	2,248,260

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	1,000,000	1,131,012

			3,379,272
TOTAL INVESTMENTS

Total investments (cost $171,379,659)(b)			$180,113,724

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $183,257,675.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $171,303,687, resulting in gross unrealized appreciation and depreciation of $10,335,310 and $1,525,273, respectively, or net unrealized appreciation of $8,810,037.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	15.3%
	Transportation	14.4
	Prerefunded	13.4
	Health care	13.3
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.7%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$180,113,724	$—

Totals by level	$—	$180,113,724	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017